Realized and net change in unrealized gains and (losses) on digital assets - Schedule of Realized and Net Change in Unrealized Gains and (Losses) on Digital Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Realized and Net Change in Unrealized Gains and (Losses) on Digital Assets [Abstract]
Realized gain on digital assets	$ 49,635,380	$ 306,744,938
Unrealized loss on digital assets	(283,624,873)	(54,704,565)
Realized and net change in unrealized (loss) gain on digital assets	$ (233,989,493)	$ 252,040,373